Investment Portfolio	as of February 28, 2022 (Unaudited)
DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 145.9%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	373,543
Alaska 1.6%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	2,000,000	2,176,813
Arizona 4.1%
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	188,892
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,422,099
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	168,973
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	500,000	543,866
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	195,000	197,819
Series A, 144A, 5.25%, 7/1/2048	250,000	253,575
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051 (a)	230,000	230,434
Series 2022, 144A, 4.0%, 6/15/2057 (a)	285,000	279,176
Tempe, AZ, Industrial Devevelopment Authority, Friendship Village Project, Series A, 4.0%, 12/1/2046	500,000	517,129
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	742,085
		5,544,048
California 9.2%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	6,665,000	997,041
Series A-1, Prerefunded, 5.0%, 6/1/2047	100,000	101,102
Series A-2, Prerefunded, 5.0%, 6/1/2047	400,000	404,308
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	131,219
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	1,870,055
California, State General Obligation:
5.0%, 11/1/2043	1,300,000	1,379,622
5.25%, 4/1/2035	1,230,000	1,234,247
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	343,225
Series A, AMT, 5.0%, 12/31/2047	160,000	182,086
Series A, AMT, 5.0%, 6/1/2048	60,000	68,134
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	55,000	60,464
Series A, 144A, 5.0%, 11/15/2051	25,000	27,430

California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	212,697
Series A, 144A, 5.25%, 12/1/2056	735,000	826,301
Series A, 5.5%, 12/1/2054	195,000	213,469
Series A, 144A, 5.5%, 12/1/2058	105,000	122,967
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	1,230,000	246,237
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, Prerefunded, 5.75%, 6/1/2048	1,000,000	1,059,652
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,064,542
Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,277,415
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, Prerefunded, 5.0%, 1/15/2050	445,000	491,815
		12,314,028
Colorado 5.4%
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	500,000	528,729
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	256,651
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	760,584
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	1,000,000	1,161,185
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,075,610
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	165,000	186,669
Series A, 5.0%, 12/1/2048	260,000	292,889
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	207,935
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	674,014
Series A, AMT, 5.25%, 11/15/2043	600,000	634,133
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	140,000	160,554
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	327,705
Douglas County, CO, Rampart Range Metropolitan District No. 5, Series 2021, 4.0%, 12/1/2051	1,000,000	954,708
		7,221,366
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	85,000	96,738
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project, 144A, 4.0%, 4/1/2051	100,000	100,272
		197,010
District of Columbia 2.1%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,365,806

District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	210,076
Series A, AMT, 5.0%, 10/1/2043	850,000	892,822
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	346,009
		2,814,713
Florida 12.7%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	156,338
Series A, AMT, 4.0%, 10/1/2049	230,000	246,420
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	190,000	193,304
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (b)	290,000	197,200
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	385,392
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	245,041
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	261,058
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	140,000	154,583
Series A, 5.0%, 6/15/2055	125,000	137,506
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	750,000	808,669
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (c), 1/1/2049	155,000	156,637
Series A, 144A, AMT, 6.5% (c), 1/1/2049	170,000	171,593
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,862,132
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	1,000,000	979,581
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2049	1,000,000	1,040,308
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-2, Step-up Coupon, 0.0% to 11/1/2024, 6.61% to 5/1/2040	150,000	118,818
Series A-4, Step-up Coupon, 0.0% to 5/1/2022, 6.61% to 5/1/2040	55,000	54,949
Series 3, 6.55%, 5/1/2027* (b)	130,000	1
Series 2015-1, 6.61%, 5/1/2040	250,000	250,629
Series 2015-3, 6.61%, 5/1/2040* (b)	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	380,000	405,654
144A, 4.375%, 5/1/2050	285,000	304,081
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	265,000	253,664
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	140,000	140,610
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	455,172
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	575,015
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	545,397
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	537,634
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	759,158

Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, 4.0%, 10/1/2052	2,000,000	2,199,957
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	389,982
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,265,976
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	160,000	173,413
Tampa-Hillsborough County, FL, Expressway Authority, Series A, Prerefunded, 5.0%, 7/1/2037	1,590,000	1,612,936
		17,038,810
Georgia 4.3%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.25%, 5/15/2033	1,000,000	1,062,181
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	77,752
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 5.0%, 4/1/2047	175,000	198,400
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052 (a)	240,000	264,846
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,011,380
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	239,490
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Prerefunded, 5.5%, 8/15/2054	180,000	201,531
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	620,000	632,306
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,335,990
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2050	665,000	719,326
		5,743,202
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	761,972
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	770,151
		1,532,123
Illinois 14.9%
Chicago, IL, Board of Education:
Series A, 4.0%, 12/1/2047	570,000	594,779
Series A, 5.0%, 12/1/2032	105,000	119,311
Series A, 5.0%, 12/1/2033	100,000	113,533
Series H, 5.0%, 12/1/2036	245,000	273,935
Series H, 5.0%, 12/1/2046	140,000	155,050
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	500,000	528,877
Series A, 5.0%, 1/1/2044	200,000	224,893
Series D, 5.5%, 1/1/2037	750,000	822,651
Series A, 5.5%, 1/1/2049	115,000	132,443
Series A, 6.0%, 1/1/2038	555,000	643,745
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,736,378
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,077,680
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	415,000	463,561
Series D, AMT, 5.0%, 1/1/2052	560,000	624,079

Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	149,887
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	95,000	105,318
Series A, 4.0%, 12/1/2055	90,000	98,248
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	520,000	526,330
Series A, 5.0%, 6/15/2057	390,000	426,793
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,877,948
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.0%, 2/15/2037	1,000,000	727,747
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	578,953
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2050	1,400,000	1,524,904
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	575,039
5.0%, 2/1/2029	495,000	557,402
Series A, 5.0%, 10/1/2033	620,000	708,721
Series B, 5.0%, 10/1/2033	395,000	451,576
5.0%, 2/1/2039	2,000,000	2,108,893
5.0%, 5/1/2039	315,000	333,994
Series A, 5.0%, 12/1/2042	435,000	484,558
Series A, 5.0%, 3/1/2046	135,000	156,176
5.75%, 5/1/2045	590,000	708,079
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	420,653
		20,032,134
Indiana 1.7%
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	503,532
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,784,693
		2,288,225
Iowa 0.9%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	230,000	247,215
4.0%, 10/1/2050	770,000	824,739
Iowa, Tobacco Settlement Authority Revenue, “1”, Series A-2, 4.0%, 6/1/2049	130,000	139,123
		1,211,077
Kansas 0.3%
Manhattan, KS, Health Care Facilities Revenue, Meadowlark Hill Retirement Community, Series A, 4.0%, 6/1/2046	165,000	169,490
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	265,000	268,033
		437,523
Kentucky 1.8%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	512,322
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, Prerefunded, 6.0%, 7/1/2053	1,440,000	1,533,294

Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	147,295
Series A, 5.25%, 6/1/2041	190,000	217,629
		2,410,540
Louisiana 2.4%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	563,889
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	155,613
Louisiana, Public Facilities Authority Revenue, Loyola University Project, 4.0%, 10/1/2051	325,000	346,533
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,137,791
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	1,057,562
		3,261,388
Maryland 2.6%
Maryland, Stadium Authority Built To Learn Revenue:
Series A, 4.0%, 6/1/2047 (a)	390,000	429,596
Series A, 4.0%, 6/1/2052 (a)	1,175,000	1,284,088
Maryland, State Economic Development Corp., Port Covington Project, 4.0%, 9/1/2050	100,000	104,671
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	60,000	68,881
5.0%, 7/1/2056	110,000	125,757
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	436,432
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,098,819
		3,548,244
Massachusetts 5.0%
Massachusetts, Educational Financing Authority, Series C, AMT, 3.0%, 7/1/2051	470,000	432,663
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,708,767
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	280,000	293,797
Series A, 4.0%, 6/1/2056	125,000	130,243
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	135,000	128,525
		6,693,995
Michigan 1.1%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	280,000	284,317
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	420,000	448,533
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	590,000	75,140
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	194,695
Series C, 5.0%, 7/1/2035	90,000	99,254

Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (c), 10/1/2061	180,000	193,553
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	165,000	165,715
		1,461,207
Minnesota 1.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	230,097
Series A, 5.0%, 2/15/2053	565,000	647,661
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	239,163
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	245,000	257,937
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	235,000	228,381
		1,603,239
Mississippi 0.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	251,211
West Rankin, MS, Utility Authority Revenue, Prerefunded, 5.0%, 1/1/2048, INS: AGMC	500,000	598,759
		849,970
Missouri 1.5%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,145,681
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	365,000	396,419
Series A, 5.0%, 2/1/2046	65,000	69,990
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	158,453
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	213,657
		1,984,200
Nebraska 0.5%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	613,825
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	82,948
		696,773
Nevada 1.2%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,582,055
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	80,314
		1,662,369
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037*	100,000	50,000
Series A, 144A, 6.25%, 7/1/2042*	125,000	62,500
		112,500

New Jersey 5.6%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	125,000	138,848
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	95,000	105,969
Essex County, NJ, Improvement Authority Network LLC, Student Housing Project, Series A, 4.0%, 8/1/2060, INS: BAM	315,000	348,238
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	40,000	42,958
Series QQQ, 4.0%, 6/15/2050	40,000	42,799
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	85,000	97,698
Series A, 4.0%, 6/1/2031	85,000	98,337
Series A, 4.0%, 6/1/2032	40,000	46,576
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	895,000	1,063,270
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	705,000	685,685
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	259,507
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	536,942
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	130,066
Series A, 5.0%, 6/15/2047	130,000	146,121
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	197,617
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	205,000	200,113
Series B, AMT, 3.5%, 12/1/2039	200,000	205,247
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	175,000	188,318
Series AA, 4.0%, 6/15/2050	190,000	203,294
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,586,019
New Jersey, State Turnpike Authority Revenue, Series A, 4.0%, 1/1/2051	500,000	555,249
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	393,196
Series A, 5.25%, 6/1/2046	175,000	199,624
		7,471,691
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	385,000	392,671
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Program, “I”, Series C, 3.0%, 1/1/2052	660,000	686,140
		1,078,811
New York 6.8%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	750,000	775,808
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	48,356
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,140,583

New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2033	500,000	574,506
Series D, 5.0%, 11/15/2038	275,000	289,289
Series E-1, 5.0%, 11/15/2042	70,000	71,815
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	242,019
Series C-1, 5.0%, 11/15/2050	1,845,000	2,128,816
Series C-1, 5.25%, 11/15/2055	210,000	245,286
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-3, 4.0%, 11/15/2049	500,000	536,112
New York, State Liberty Development Corp. Revenue, World Trade Center, “1-3”, 144A, 5.0%, 11/15/2044	415,000	442,161
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	449,442
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	100,000	112,853
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,278,087
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	66,831
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	718,761
		9,120,725
North Carolina 0.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
Prerefunded, 5.0%, 10/1/2042	260,000	307,105
Prerefunded, 5.0%, 10/1/2047	240,000	283,482
		590,587
Ohio 5.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	2,500,000	2,723,485
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	233,116
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	511,200
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,452,863
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	699,535
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	76,687
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	249,548
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	514,320
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039 (a)	310,000	382,200
		6,842,954
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	213,981
Series B, 5.5%, 8/15/2057	880,000	1,043,231
		1,257,212

Oregon 0.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	26,409
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	773,663
		800,072
Pennsylvania 7.1%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	64,381
5.0%, 12/1/2054	175,000	186,692
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	107,936
5.25%, 7/1/2041	100,000	108,185
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	179,194
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	347,711
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	292,763
5.0%, 6/1/2035	125,000	146,262
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	850,426
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
5.0%, 12/31/2034	1,000,000	1,102,947
AMT, 5.0%, 12/31/2038	1,000,000	1,099,168
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2043	750,000	832,175
Series A, 4.0%, 12/1/2044	90,000	99,682
Series A, 4.0%, 12/1/2046	60,000	66,132
Series A-1, 5.0%, 12/1/2040	2,500,000	2,763,790
Series C, 5.0%, 12/1/2044	240,000	260,779
Philadelphia, PA, Authority For Industrial Development, Charter School Reveune, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	460,000	468,174
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	589,245
		9,565,642
South Carolina 3.2%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	2,148,165
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,212,656
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	961,707
		4,322,528
South Dakota 0.4%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	175,000	184,671
Series A, 4.0%, 8/1/2056	125,000	130,569
Series A, 4.0%, 8/1/2061	165,000	171,006
		486,246

Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	351,749
Series A, 5.0%, 7/1/2044	400,000	464,410
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	500,000	512,725
		1,328,884
Texas 15.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	230,000	257,772
Series A, Prerefunded, 5.0%, 1/1/2043	1,500,000	1,552,037
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	600,000	666,438
Series A, 4.0%, 3/1/2050	600,000	663,867
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	866,626
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,425,428
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	60,486
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	723,544
5.0%, 1/1/2048	1,355,000	1,568,587
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,001,771
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	55,000	57,032
Series A, 5.0%, 10/1/2051	85,000	86,880
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project, Series A, 4.0%, 4/1/2054	690,000	728,638
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,174,440
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	186,045
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,122,960
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded, 5.0%, 8/15/2043	2,100,000	2,219,735
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2041, INS: BAM	90,000	100,242
Series A, 5.0%, 8/1/2038	300,000	320,798
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	600,000	657,548
Series B, Prerefunded, 5.0%, 4/1/2053	500,000	530,602
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	737,353
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	180,000	190,212
Series A, 5.25%, 10/1/2055	2,000,000	2,124,738
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2055	230,000	240,624
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	460,000	334,138

Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	303,122
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	891,782
		20,793,445
Utah 2.1%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	217,986
Series A, AMT, 5.0%, 7/1/2047	595,000	666,637
Series A, AMT, 5.0%, 7/1/2048	115,000	131,141
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	100,000	109,410
Series 2019, 4.0%, 10/15/2042	650,000	705,506
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	125,000	140,287
4.0%, 10/15/2044	160,000	178,552
4.0%, 10/15/2048	160,000	177,641
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	170,000	183,891
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	345,343
		2,856,394
Virginia 2.2%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	220,000	183,871
Series A, 5.375%, 9/1/2054	500,000	436,985
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	105,603
144A, 5.0%, 9/1/2045	400,000	421,372
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	240,000	260,041
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2040 (a)	150,000	161,780
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052 (a)	250,000	299,733
AMT, 5.0%, 12/31/2057 (a)	125,000	148,583
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	865,000	987,857
		3,005,825
Washington 6.2%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2032	415,000	430,134
5.0%, 12/1/2037	100,000	103,332
5.0%, 12/1/2046	500,000	505,658
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	1,000,000	1,143,899
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	415,000	467,958
AMT, 5.0%, 4/1/2044	1,000,000	1,175,785
Washington, State Convention Center Public Facilities District, Series B, 3.0%, 7/1/2043	735,000	703,407
Washington, State Higher Educational Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	610,000	667,095
4.0%, 5/1/2050	1,180,000	1,283,406

Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	500,000	511,578
Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,075,446
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	52,003
Series A, 144A, 5.0%, 7/1/2048	115,000	117,812
Series A, 144A, 5.0%, 7/1/2053	75,000	76,627
		8,314,140
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	916,666
Wisconsin 6.0%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	525,045
Series B, 5.0%, 7/1/2048	90,000	79,671
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	210,742
5.0%, 7/1/2052	90,000	94,722
Wisconsin, Public Finance Authority, Education Revenue, Triad Educational Services Ltd. , Series 2021 A, 4.0%, 6/15/2061	1,115,000	1,163,181
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 3/31/2056	650,000	673,543
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	856,760
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	310,000	340,930
Wisconsin, Public Finance Authority, Retirement Facilities Revenue, The United Methodist Retirement Homes:
Series 2021 A, 4.0%, 10/1/2041	30,000	32,455
Series A, 4.0%, 10/1/2046	40,000	42,758
Series A, 4.0%, 10/1/2051	130,000	138,410
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	100,000	102,987
144A, 4.0%, 4/1/2052	100,000	101,551
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	520,000	518,813
144A, 5.75%, 5/1/2054	420,000	415,708
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,058,513
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	69,654
144A, 5.0%, 10/1/2053	535,000	570,686
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	526,286
Wisconsin, State Health & Educational Facilities Authority Revenue, Oakwood Lutheran Senior Ministries LLC , 4.0%, 1/1/2057	530,000	530,330
		8,052,745
Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	81,812

Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	105,000	111,734
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	110,000	118,879
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	73,515
		385,940
Puerto Rico 4.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,226,000	1,048,002
Series A-1, Zero Coupon, 7/1/2051	2,670,000	628,483
Series A-1, 4.75%, 7/1/2053	2,500,000	2,764,862
Series A-1, 5.0%, 7/1/2058	1,000,000	1,121,452
		5,562,799
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	487,424	466,041
Total Municipal Bonds and Notes (Cost $187,266,055)		196,428,387

Underlying Municipal Bonds of Inverse Floaters (d) 17.0%
Florida 4.2%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (e)	5,000,000	5,681,927
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 17.36%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
New York 8.5%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (e)	5,000,000	5,906,670
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 17.855%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (e)	5,000,000	5,607,398
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 17.765%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		11,514,068
Washington 4.3%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (e)	5,000,000	5,745,327
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 17.42%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $21,895,224)		22,941,322
	Shares	Value ($)

Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (f) (Cost $95,557)	95,401	95,401

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $209,256,836)	163.0	219,465,110
Floating Rate Notes (d)	(11.1)	(15,000,000)
Series 2020-1 VMTPS, net of deferred offering costs	(51.9)	(69,863,830)
Other Assets and Liabilities, Net	0.0	3,437
Net Assets Applicable to Common Shareholders	100.0	134,604,717
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued security.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Variable or floating rate security. These securities are shown at their current rate as of February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(e)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(f)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$219,369,709	$—	$219,369,709
Open-End Investment Companies	95,401	—	—	95,401
Total	$95,401	$219,369,709	$—	$219,465,110
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSMIT-PH1
R-080548-1 (1/23)